Financial assets at fair value through profit or loss (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Trading And Other Financial Assets At Fair Value Through Profit Or Loss [Abstract]
Summary of financial assets at fair value through profit or loss

	At 30 June 2021	At 31 Dec 2020
	£m	£m

Financial assets mandatorily at fair value through profit or loss:
Loans and advances to customers	1,087	1,511
Equity shares	205	163
	1,292	1,674
Total financial assets at fair value through profit or loss	1,292	1,674